CONCENTRATION AND RISKS (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
Increase in foreign currency exchange rate	2.22%	1.49%	1.70%